Liquidity (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Accumulated deficit	$ 25,100,000	$ 15,400,000
Net loss	9,646,142	1,280,661	$ 2,343,238
Unrestricted cash	9,912,327	$ 18,372	$ 399,050
Warrant [Member] | IPO [Member]
Number of shares issued, value	9,100,000
Series A Warrant [Member]
Number of shares issued, value	4,500,000
Series A Warrant [Member] | September Two Thousand Twenty Five Public Offering [Member]
Number of shares issued, value	5,300,000
Series B Warrant [Member]
Number of shares issued, value	731
Series B Warrant [Member] | September Two Thousand Twenty Five Public Offering [Member]
Number of shares issued, value	$ 4,500,000